Other payables and accruals (Tables)	6 Months Ended
Jun. 30, 2024
Other payables and accruals
Summary of other payables and accruals

	As of	As of
	December 31,	June 30,
	2023	2024
	RMB’000	RMB’000
Accrued expenses	114,606	86,874
Contract liabilities (i)	101,053	55,628
Employee benefit payables	44,589	38,855
Revenue-based financing (ii)	21,628	11,551
Amount due to related parties	—	5,896
Other taxes payable (iii)	5,771	5,286
Others	5,356	5,801
Total	293,003	209,891

Notes:

(i)Details of contract liabilities are as follows:

	As of	As of
	December 31,	June 30,
	2023	2024
	RMB’000	RMB’000
Advances received from customer to purchase energy solutions	51,926	9,513
Advances received from customers for charging services discount packages	32,446	26,384
Advances from platform users	12,682	17,516
Deferred income	3,342	1,843
Others	657	372
Total	101,053	55,628
(ii)	The Group obtained revenue-based financing from a third-party where the Group receives capital to fund the costs of full operation model charging stations in exchange for agreed portion of the Group’s daily revenue from the relevant stations for a fixed period. The Group is not obliged to repay any minimum or fixed amount of capital under such arrangements.
(iii)	Other taxes payable primarily represents value-added tax (“VAT”) and related surcharges, and PRC individual income tax of employees withheld by the Group.

Summary of contract liabilities
(i)Details of contract liabilities are as follows:

	As of	As of
	December 31,	June 30,
	2023	2024
	RMB’000	RMB’000
Advances received from customer to purchase energy solutions	51,926	9,513
Advances received from customers for charging services discount packages	32,446	26,384
Advances from platform users	12,682	17,516
Deferred income	3,342	1,843
Others	657	372
Total	101,053	55,628

Summary of revenue recognized

	For the six months
	ended June 30,
	2023	2024
	RMB’000	RMB’000
Amount included in contract liabilities at the beginning of the period	29,384	24,875